Document and Entity Information	Mar. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2021
Entity Registrant Name	L Brands, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8344
Entity Tax Identification Number	31-1029810
Entity Address, Address Line One	Three Limited Parkway
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43230
City Area Code	614
Local Phone Number	415-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000701985
Title of 12(b) Security	Common Stock, $0.50 Par Value
Trading Symbol	LB
Security Exchange Name	NYSE